Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSAAX
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSABX
Focused Growth Portfolio (Prospectus Summary) | Focused Growth Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSACX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSAX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSBX
Focused Small-Cap Value Portfolio (Prospectus Summary) | Focused Small-Cap Value Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSTX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNAX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNBX
Focused Technology Portfolio (Prospectus Summary) | Focused Technology Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STNTX
Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSAPX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFVAX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFDBX
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFVTX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBAAX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBABX
Focused Balanced Strategy Portfolio (Prospectus Summary) | Focused Balanced Strategy Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBACX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FASAX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMABX
Focused Multi-Asset Strategy Portfolio (Prospectus Summary) | Focused Multi-Asset Strategy Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMATX